Average Annual Total Returns - FidelityLowDurationBondFactorETF-PRO - FidelityLowDurationBondFactorETF-PRO - Fidelity Low Duration Bond Factor ETF	Dec. 30, 2022
Fidelity Low Duration Bond Factor ETF | Return Before Taxes
Average Annual Return:
Past 1 year	(0.04%)
Since Inception	2.05%
Fidelity Low Duration Bond Factor ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	(0.25%)
Since Inception	1.37%
Fidelity Low Duration Bond Factor ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(0.03%)
Since Inception	1.28%
IXYS2
Average Annual Return:
Past 1 year	0.14%
Since Inception	2.29%	[1]
IXXXY
Average Annual Return:
Past 1 year	0.05%
Since Inception	1.42%	[1]

[1]	A From June 12, 2018